200 Berkeley Street

Boston, Massachusetts 02116

(617) 572-0070

Email: mramirez@jhancock.com

Michael A Ramirez

AVP & Senior Counsel

August 31, 2023

Mr. Sonny Oh

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Via EDGAR

Re:	Post-Effective Amendment No. 4 to Form N-6 Registration Statement for the Majestic

Accumulation Variable Universal Life 2021 (“MAVUL 21”) policies issued by John

Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company

(U.S.A.) Separate Account A (File Nos. 333-254211 and 811-04834)

Mr. Oh,

Pursuant to Rule 485(a) under the Securities Act of 1933, John Hancock is filing herewith the above-captioned post-effective amendment (the “Amendment”) for the primary purpose of adding an indexed account option to the available indexed account option lineup for new and current policyholders and an accelerated benefit rider called Defined Benefit Chronic Illness Rider (“DBCIR”) for new issues. The indexed account option and the rider will be available on or about October 30, 2023.

The indexed account is the Barclays Global MA Classic Indexed Account (the “Indexed Account”) and tracks the Barclays Global MA Index—an external and proprietary index. Similar to the other indexed account options currently available on MAVUL 21, the Indexed Account is part of John Hancock’s general account and includes a 0.25% floor. There is no index performance charge or bonus feature associated with the Indexed Account.

The DBCIR rider has previously been reviewed by the Staff in connection with its review of the Form N-6 registration statement of Protection Variable Universal Life 23 (“PVUL 23”) policy on August 8, 2022 (Accession No. 0001193125-22-214996) and December 13, 2022 (Accession No. 0001193125-22-303540). It does not differ materially from the version of the rider filed on the PVUL 23 policy in either features or functionality. Therefore, we request selective review of the disclosure in the DBCIR supplement portion of the Amendment.

Should you have any questions about the included filing, please contact me at 617-572-0070 or at the email listed above.

Sincerely,

/s/ Michael A. Ramirez